Note 37 Interest income breakdown by origin (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Interest income by origin [Line Items]
Interest income on financial assets at fair value through profit or loss		€ 5,299	€ 6,243	€ 5,497
Financial Assets At Fair Value Through Other Comprehensive Income Interest And Other Income		3,342	4,108	3,505
Financial Assets At Amortized Cost Interest And Other Income	[1]	48,695	50,393	38,545
Interest Income For Adjustment Interest On Accounting Coverage		777	701	72
Interest Income On Other Income		233	214	231
Interest income		58,345	61,659	47,850
Interest Income For Insurance Activity		€ 1,432	€ 1,448	€ 1,052

[1]	(1) Includes interest on demand deposits at central banks and credit institutions.